Consolidated Statements of Comprehensive (Loss) Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Comprehensive (Loss) Income [Abstract]
Net (loss) income	$ (96,871)	$ 78,863	$ 120,802
Other comprehensive (loss) income:
Unrealized net gain (loss) on qualifying cash flow hedging instruments (net of tax of $nil, $nil, and ($580) for 2011, 2010, 2009, respectively, note 13)	319	(3,154)	27,747
Realized net (gain) loss on qualifying cash flow hedging instruments (net of tax of $nil, $nil and ($207) for 2011, 2010, 2009, respectively, note 13)	(2,345)	3,243	9,624
Pension adjustments		(909)	(1,233)
Other comprehensive (loss) income	(2,026)	(820)	36,138
Comprehensive (loss) income	(98,897)	78,043	156,940
Non-controlling interest in comprehensive (loss) income	22,889	37,358	74,602
Dropdown Predecessor's interest in comprehensive (loss) income	(15,075)	(17,463)	797
General and limited partners' interest in comprehensive (loss) income	$ (106,711)	$ 58,148	$ 81,541